Quarterly Holdings Report
for
Fidelity Advisor® Strategic Income Fund
March 31, 2024
SI-NPRT1-0524
1.799881.120
Corporate Bonds - 30.3%
		Principal Amount (a) (000s)	Value ($) (000s)
Convertible Bonds - 0.5%
COMMUNICATION SERVICES - 0.2%
Media - 0.2%
DISH Network Corp.:
0% 12/15/25		16,561	12,090
3.375% 8/15/26		24,978	15,549
			27,639
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
New Cotai LLC 5% 2/24/27 (b)		2,824	6,072

FINANCIALS - 0.0%
Capital Markets - 0.0%
Coinbase Global, Inc. 0.25% 4/1/30 (c)		3,680	3,877

INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
Wolfspeed, Inc. 1.875% 12/1/29		46,047	25,699

TOTAL CONVERTIBLE BONDS			63,287
Nonconvertible Bonds - 29.8%
COMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.7%
Altice France SA:
5.125% 7/15/29(c)		33,195	22,441
5.5% 1/15/28(c)		8,295	5,891
5.5% 10/15/29(c)		28,170	19,120
Frontier Communications Holdings LLC:
5% 5/1/28(c)		11,730	10,888
5.875% 10/15/27(c)		6,300	6,099
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27 (c)		2,800	2,863
Qwest Corp. 7.25% 9/15/25		955	931
Sable International Finance Ltd. 5.75% 9/7/27 (c)		13,364	12,837
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (c)		9,200	8,637
Windstream Escrow LLC 7.75% 8/15/28 (c)		6,930	6,414
			96,121
Entertainment - 0.0%
Roblox Corp. 3.875% 5/1/30 (c)		4,175	3,678

Media - 1.2%
Altice Financing SA:
5% 1/15/28(c)		8,025	6,605
5.75% 8/15/29(c)		11,895	9,531
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28(c)		15,765	14,676
5.375% 6/1/29(c)		32,275	29,546
DISH DBS Corp. 5.75% 12/1/28 (c)		6,925	4,759
DISH Network Corp. 11.75% 11/15/27 (c)		19,690	20,102
Gannett Holdings LLC 6% 11/1/26 (c)		4,000	3,658
LCPR Senior Secured Financing DAC:
5.125% 7/15/29(c)		7,310	6,122
6.75% 10/15/27(c)		6,107	5,732
Scripps Escrow II, Inc. 3.875% 1/15/29 (c)		1,655	1,316
Sirius XM Radio, Inc.:
3.875% 9/1/31(c)		5,645	4,707
4% 7/15/28(c)		4,890	4,474
5% 8/1/27(c)		4,610	4,435
Univision Communications, Inc.:
4.5% 5/1/29(c)		5,760	5,147
7.375% 6/30/30(c)		18,475	18,269
Videotron Ltd. 5.125% 4/15/27 (c)		7,325	7,170
VZ Secured Financing BV 5% 1/15/32 (c)		11,130	9,556
Ziggo BV 4.875% 1/15/30 (c)		4,805	4,314
			160,119
Wireless Telecommunication Services - 0.3%
C&W Senior Finance Ltd. 6.875% 9/15/27 (c)		18,890	17,898
Intelsat Jackson Holdings SA 6.5% 3/15/30 (c)		11,675	10,847
Millicom International Cellular SA 4.5% 4/27/31 (c)		1,040	884
VMED O2 UK Financing I PLC 4.75% 7/15/31 (c)		9,930	8,559
			38,188
TOTAL COMMUNICATION SERVICES			298,106

CONSUMER DISCRETIONARY - 3.9%
Automobile Components - 0.3%
Adient Global Holdings Ltd. 7% 4/15/28 (c)		2,805	2,866
Clarios Global LP / Clarios U.S. Finance Co. 6.75% 5/15/28 (c)		5,595	5,671
Dana, Inc. 4.5% 2/15/32		4,150	3,587
Hertz Corp.:
4.625% 12/1/26(c)		2,350	2,133
5% 12/1/29(c)		4,560	3,524
5.5%(b)(c)(d)		6,540	213
6%(b)(c)(d)		5,785	521
6.25%(b)(d)		6,775	220
7.125%(b)(c)(d)		6,315	568
Macquarie AirFinance Holdings:
6.4% 3/26/29(c)		1,805	1,833
6.5% 3/26/31(c)		2,760	2,810
8.125% 3/30/29(c)		4,100	4,336
Nesco Holdings II, Inc. 5.5% 4/15/29 (c)		7,155	6,769
Tenneco, Inc. 8% 11/17/28 (c)		8,245	7,523
			42,574
Automobiles - 0.1%
Aston Martin Capital Holdings Ltd. 10% 3/31/29 (c)		3,920	3,979
McLaren Finance PLC 7.5% 8/1/26 (c)		3,860	3,406
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 11.4932% 10/15/26 (c)(e)(f)		5,950	5,984
			13,369
Broadline Retail - 0.0%
Angi Group LLC 3.875% 8/15/28 (c)		3,385	2,938

Distributors - 0.0%
Windsor Holdings III, LLC 8.5% 6/15/30 (c)		2,790	2,925

Diversified Consumer Services - 0.3%
Adtalem Global Education, Inc. 5.5% 3/1/28 (c)		4,235	4,054
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 7.125% 7/31/26 (c)		5,300	5,304
Service Corp. International 4% 5/15/31		5,750	5,094
Sotheby's 7.375% 10/15/27 (c)		2,970	2,765
Sotheby's/Bidfair Holdings, Inc. 5.875% 6/1/29 (c)		4,315	3,627
TKC Holdings, Inc. 6.875% 5/15/28 (c)		9,328	8,854
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (c)		4,750	4,643
			34,341
Hotels, Restaurants & Leisure - 2.2%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
3.875% 1/15/28(c)		5,685	5,343
4% 10/15/30(c)		23,490	20,930
4.375% 1/15/28(c)		6,265	5,926
Affinity Interactive 6.875% 12/15/27 (c)		2,520	2,355
Bloomin Brands, Inc. / OSI Restaurant Partners LLC 5.125% 4/15/29 (c)		2,720	2,523
Boyd Gaming Corp. 4.75% 6/15/31 (c)		7,140	6,561
Caesars Entertainment, Inc. 7% 2/15/30 (c)		8,450	8,674
Carnival Corp.:
4% 8/1/28(c)		26,560	24,741
7% 8/15/29(c)		2,830	2,952
7.625% 3/1/26(c)		10,595	10,720
Carnival Holdings (Bermuda) Ltd. 10.375% 5/1/28 (c)		8,655	9,441
Churchill Downs, Inc.:
5.75% 4/1/30(c)		6,975	6,733
6.75% 5/1/31(c)		5,595	5,626
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.:
4.625% 1/15/29(c)		11,750	10,774
6.75% 1/15/30(c)		15,885	14,263
Garden SpinCo Corp. 8.625% 7/20/30 (c)		2,545	2,742
Hilton Domestic Operating Co., Inc.:
3.75% 5/1/29(c)		3,350	3,073
4% 5/1/31(c)		5,020	4,487
4.875% 1/15/30		11,025	10,571
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27		5,210	5,122
Jacobs Entertainment, Inc. 6.75% 2/15/29 (c)		3,955	3,842
Light & Wonder International, Inc. 7.5% 9/1/31 (c)		2,745	2,855
McDonald's Corp. 4.25% 3/7/35 (Reg. S)	EUR	17,433	19,829
Melco Resorts Finance Ltd.:
5.25% 4/26/26(c)		5,440	5,253
5.75% 7/21/28(c)		2,710	2,566
Merlin Entertainments PLC 5.75% 6/15/26 (c)		4,580	4,537
MGM Resorts International 4.75% 10/15/28		6,740	6,410
NCL Corp. Ltd. 5.875% 2/15/27 (c)		5,580	5,513
Ontario Gaming Gta LP/Otg Co.-I 8% 8/1/30 (c)		5,640	5,809
Papa John's International, Inc. 3.875% 9/15/29 (c)		2,555	2,266
Premier Entertainment Sub LLC:
5.625% 9/1/29(c)		5,095	3,890
5.875% 9/1/31(c)		1,015	742
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27(c)		4,165	4,106
6.25% 3/15/32(c)		5,295	5,337
7.25% 1/15/30(c)		2,810	2,920
8.25% 1/15/29(c)		12,500	13,233
9.25% 1/15/29(c)		16,510	17,708
SeaWorld Parks & Entertainment, Inc. 5.25% 8/15/29 (c)		5,630	5,303
Station Casinos LLC 4.625% 12/1/31 (c)		4,155	3,734
Studio City Finance Ltd. 5% 1/15/29 (c)		3,255	2,860
Vail Resorts, Inc. 6.25% 5/15/25 (c)		3,855	3,856
Voc Escrow Ltd. 5% 2/15/28 (c)		10,470	10,073
Yum! Brands, Inc. 4.625% 1/31/32		5,905	5,449
			301,648
Household Durables - 0.4%
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 4/1/30 (c)		4,105	3,751
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (c)		4,370	3,920
Century Communities, Inc. 3.875% 8/15/29 (c)		4,225	3,804
LGI Homes, Inc. 8.75% 12/15/28 (c)		2,680	2,828
Tempur Sealy International, Inc.:
3.875% 10/15/31(c)		7,360	6,250
4% 4/15/29(c)		7,905	7,174
TopBuild Corp. 3.625% 3/15/29 (c)		3,030	2,752
TRI Pointe Group, Inc./TRI Pointe Holdings, Inc. 5.875% 6/15/24		11,770	11,746
TRI Pointe Homes, Inc. 5.7% 6/15/28		8,715	8,581
			50,806
Specialty Retail - 0.5%
Arko Corp. 5.125% 11/15/29 (c)		4,190	3,468
Asbury Automotive Group, Inc.:
4.5% 3/1/28		1,987	1,892
4.625% 11/15/29(c)		4,555	4,203
4.75% 3/1/30		1,980	1,824
5% 2/15/32(c)		4,915	4,453
Bath & Body Works, Inc.:
6.625% 10/1/30(c)		6,650	6,793
6.75% 7/1/36		8,920	9,009
7.5% 6/15/29		5,030	5,213
Carvana Co.:
12% 12/1/28 pay-in-kind(c)(e)		1,848	1,807
13% 6/1/30 pay-in-kind(c)(e)		2,785	2,716
14% 6/1/31 pay-in-kind(c)(e)		3,309	3,326
LBM Acquisition LLC 6.25% 1/15/29 (c)		8,415	7,890
LCM Investments Holdings 8.25% 8/1/31 (c)		3,345	3,499
PetSmart, Inc. / PetSmart Finance Corp.:
4.75% 2/15/28(c)		5,700	5,337
7.75% 2/15/29(c)		4,135	4,026
Wand NewCo 3, Inc. 7.625% 1/30/32 (c)		5,325	5,507
			70,963
Textiles, Apparel & Luxury Goods - 0.1%
Crocs, Inc.:
4.125% 8/15/31(c)		2,820	2,443
4.25% 3/15/29(c)		4,325	3,954
Kontoor Brands, Inc. 4.125% 11/15/29 (c)		2,420	2,172
			8,569
TOTAL CONSUMER DISCRETIONARY			528,133

CONSUMER STAPLES - 1.1%
Beverages - 0.1%
Anheuser-Busch InBev SA NV 3.95% 3/22/44 (Reg. S)	EUR	11,708	12,898
Triton Water Holdings, Inc. 6.25% 4/1/29 (c)		3,135	2,855
			15,753
Consumer Staples Distribution & Retail - 0.5%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29(c)		5,285	4,744
4.625% 1/15/27(c)		13,797	13,353
4.875% 2/15/30(c)		23,423	22,285
C&S Group Enterprises LLC 5% 12/15/28 (c)		5,155	4,125
KeHE Distributor / Nextwave 9% 2/15/29 (c)		9,625	9,758
Performance Food Group, Inc.:
4.25% 8/1/29(c)		3,955	3,624
5.5% 10/15/27(c)		5,345	5,247
U.S. Foods, Inc. 7.25% 1/15/32 (c)		2,735	2,846
United Natural Foods, Inc. 6.75% 10/15/28 (c)		4,680	3,887
			69,869
Food Products - 0.4%
Chobani LLC/Finance Corp., Inc. 4.625% 11/15/28 (c)		3,790	3,534
Darling Ingredients, Inc. 6% 6/15/30 (c)		6,615	6,555
Fiesta Purchaser, Inc. 7.875% 3/1/31 (c)		5,015	5,179
Lamb Weston Holdings, Inc.:
4.125% 1/31/30(c)		5,575	5,083
4.375% 1/31/32(c)		2,790	2,502
Post Holdings, Inc.:
4.5% 9/15/31(c)		12,110	10,893
4.625% 4/15/30(c)		6,415	5,889
5.5% 12/15/29(c)		11,940	11,538
Simmons Foods, Inc. 4.625% 3/1/29 (c)		4,295	3,796
			54,969
Household Products - 0.0%
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (c)		4,310	4,152

Personal Care Products - 0.1%
BellRing Brands, Inc. 7% 3/15/30 (c)		6,925	7,133

TOTAL CONSUMER STAPLES			151,876

ENERGY - 4.0%
Energy Equipment & Services - 0.6%
Borr IHC Ltd. / Borr Finance Ltd.:
10% 11/15/28(c)		4,075	4,238
10.375% 11/15/30(c)		1,360	1,414
CGG SA 8.75% 4/1/27 (c)		5,895	5,340
Diamond Foreign Asset Co. / Diamond Finance, LLC 8.5% 10/1/30 (c)		2,735	2,887
Jonah Energy Parent LLC 12% 11/5/25 (b)(g)		4,056	4,329
Nabors Industries Ltd. 7.5% 1/15/28 (c)		5,660	5,309
Nabors Industries, Inc. 9.125% 1/31/30 (c)		5,390	5,604
Noble Finance II LLC 8% 4/15/30 (c)		2,805	2,922
NuStar Logistics LP 6% 6/1/26		7,285	7,252
Seadrill Finance Ltd. 8.375% 8/1/30 (c)		5,560	5,833
Transocean Titan Finance Ltd. 8.375% 2/1/28 (c)		5,815	6,052
Transocean, Inc.:
7.5% 1/15/26(c)		1,390	1,381
8% 2/1/27(c)		4,185	4,154
8.75% 2/15/30(c)		10,062	10,491
11.5% 1/30/27(c)		5,420	5,649
Valaris Ltd. 8.375% 4/30/30 (c)		2,745	2,832
			75,687
Oil, Gas & Consumable Fuels - 3.4%
Altus Midstream LP 5.875% 6/15/30 (c)		4,180	4,089
Antero Midstream Partners LP/Antero Midstream Finance Corp.:
5.375% 6/15/29(c)		4,305	4,140
5.75% 1/15/28(c)		10,640	10,476
BP Capital Markets BV 4.323% 5/12/35 (Reg. S)	EUR	21,714	24,760
Chesapeake Energy Corp.:
5.875% 2/1/29(c)		3,115	3,089
6.75% 4/15/29(c)		4,415	4,462
7%(b)(d)		3,985	0
8%(b)(d)		1,240	0
8%(b)(d)		1,955	0
Citgo Petroleum Corp.:
6.375% 6/15/26(c)		4,665	4,679
7% 6/15/25(c)		13,580	13,563
8.375% 1/15/29(c)		12,030	12,639
Civitas Resources, Inc. 8.625% 11/1/30 (c)		5,415	5,815
CNX Midstream Partners LP 4.75% 4/15/30 (c)		2,970	2,647
CNX Resources Corp.:
6% 1/15/29(c)		3,200	3,133
7.375% 1/15/31(c)		2,885	2,938
Comstock Resources, Inc.:
5.875% 1/15/30(c)		15,170	13,738
6.75% 3/1/29(c)		8,110	7,734
CQP Holdco LP / BIP-V Chinook Holdco LLC:
5.5% 6/15/31(c)		12,715	12,017
7.5% 12/15/33(c)		7,110	7,318
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (c)		2,450	2,420
CVR Energy, Inc.:
5.75% 2/15/28(c)		24,505	22,979
8.5% 1/15/29(c)		18,735	18,970
DT Midstream, Inc.:
4.125% 6/15/29(c)		4,285	3,939
4.375% 6/15/31(c)		4,285	3,881
EG Global Finance PLC 12% 11/30/28 (c)		33,630	35,747
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (c)		10,149	10,231
Energy Transfer LP 5.5% 6/1/27		12,065	12,140
EnLink Midstream LLC 6.5% 9/1/30 (c)		8,635	8,884
Global Partners LP/GLP Finance Corp. 8.25% 1/15/32 (c)		3,315	3,438
Gran Tierra Energy, Inc. 9.5% 10/15/29 (c)		3,310	3,079
Hess Midstream Operations LP:
4.25% 2/15/30(c)		4,590	4,218
5.125% 6/15/28(c)		6,600	6,387
5.5% 10/15/30(c)		2,775	2,689
5.625% 2/15/26(c)		9,140	9,067
HF Sinclair Corp.:
5% 2/1/28(c)		4,350	4,226
6.375% 4/15/27(c)		2,780	2,796
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25% 11/1/28 (c)		7,130	7,122
Howard Midstream Energy Partners LLC 8.875% 7/15/28 (c)		6,965	7,350
MEG Energy Corp. 7.125% 2/1/27 (c)		3,854	3,905
Mesquite Energy, Inc. 7.25% (b)(c)(d)		12,834	0
Murphy Oil U.S.A., Inc.:
4.75% 9/15/29		4,155	3,941
5.625% 5/1/27		3,665	3,631
New Fortress Energy, Inc. 6.75% 9/15/25 (c)		4,508	4,477
NGPL PipeCo LLC 4.875% 8/15/27 (c)		1,800	1,756
Northern Oil & Gas, Inc.:
8.125% 3/1/28(c)		2,715	2,756
8.75% 6/15/31(c)		5,510	5,818
Occidental Petroleum Corp. 7.2% 3/15/29		2,440	2,594
Parkland Corp.:
4.5% 10/1/29(c)		4,420	4,088
4.625% 5/1/30(c)		5,540	5,107
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		15,760	15,508
7.875% 9/15/30(c)		8,145	8,449
Permian Resources Operating LLC 5.875% 7/1/29 (c)		4,055	3,974
Sitio Royalties OP / Sitio Finance Corp. 7.875% 11/1/28 (c)		6,775	7,007
SM Energy Co.:
5.625% 6/1/25		4,400	4,379
6.625% 1/15/27		12,830	12,819
6.75% 9/15/26		3,175	3,178
Southwestern Energy Co.:
5.375% 3/15/30		5,630	5,419
5.7% 1/23/25(h)		149	148
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		5,515	5,126
4.5% 4/30/30		5,550	5,082
7% 9/15/28(c)		2,735	2,794
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28(c)		280	270
6% 3/1/27(c)		2,815	2,771
6% 9/1/31(c)		5,355	4,998
Talos Production, Inc.:
9% 2/1/29(c)		2,345	2,490
9.375% 2/1/31(c)		2,660	2,836
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.875% 2/1/31		6,345	6,074
Teine Energy Ltd. 6.875% 4/15/29 (c)		4,420	4,298
Unit Corp. 0% 12/1/29 (b)		1,660	0
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29(c)		3,525	3,173
4.125% 8/15/31(c)		3,525	3,134
6.25% 1/15/30(c)		11,160	11,228
			460,028
TOTAL ENERGY			535,715

FINANCIALS - 4.9%
Banks - 0.9%
AIB Group PLC 2.875% 5/30/31 (Reg. S) (e)	EUR	5,810	6,051
Banco Santander SA 5.75% 8/23/33 (Reg. S) (e)	EUR	17,100	19,359
Bank of Ireland Group PLC 6.75% 3/1/33 (Reg. S) (e)	EUR	3,700	4,264
Banque Federative du Credit Mutuel SA 3.75% 2/3/34 (Reg. S)	EUR	3,400	3,714
Barclays PLC:
4.506% 1/31/33 (Reg. S)(e)	EUR	17,677	19,542
5.262% 1/29/34 (Reg. S)(e)	EUR	17,448	20,302
Commerzbank AG:
4.625% 1/17/31 (Reg. S)(e)	EUR	5,600	6,190
6.5% 12/6/32 (Reg. S)(e)	EUR	2,700	3,067
6.75% 10/5/33 (Reg. S)(e)	EUR	5,400	6,260
HSBC Holdings PLC Eur Swap Annual 5Y Index + 3.300% 6.364% 11/16/32 (Reg. S) (e)(f)	EUR	10,572	12,173
Intesa Sanpaolo SpA 6.184% 2/20/34 (Reg. S) (e)	EUR	2,163	2,478
NatWest Group PLC 5.763% 2/28/34 (Reg. S) (e)	EUR	17,280	19,658
			123,058
Capital Markets - 0.8%
AssuredPartners, Inc.:
5.625% 1/15/29(c)		4,720	4,348
7.5% 2/15/32(c)		2,650	2,604
Broadstreet Partners, Inc. 5.875% 4/15/29 (c)		7,265	6,724
Coinbase Global, Inc.:
3.375% 10/1/28(c)		13,780	11,807
3.625% 10/1/31(c)		8,370	6,759
Deutsche Bank AG 4% 6/24/32 (Reg. S) (e)	EUR	37,300	38,945
Hightower Holding LLC 6.75% 4/15/29 (c)		2,870	2,697
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (c)		3,985	3,687
MSCI, Inc. 4% 11/15/29 (c)		1,920	1,775
UBS Group AG:
4.125% 6/9/33 (Reg. S)(e)	EUR	14,826	16,221
4.75% 3/17/32 (Reg. S)(e)	EUR	12,713	14,425
VistaJet Malta Finance PLC / XO Management Holding, Inc. 9.5% 6/1/28 (c)		4,205	3,576
			113,568
Consumer Finance - 1.0%
Ally Financial, Inc.:
8% 11/1/31		16,761	18,587
8% 11/1/31		51,348	57,196
OneMain Finance Corp.:
4% 9/15/30		3,340	2,859
5.375% 11/15/29		5,560	5,228
6.625% 1/15/28		4,415	4,429
6.875% 3/15/25		8,300	8,387
7.125% 3/15/26		32,900	33,497
7.875% 3/15/30		2,675	2,759
			132,942
Financial Services - 0.6%
Block, Inc. 3.5% 6/1/31		5,745	5,000
Compass Group Diversified Holdings LLC 5% 1/15/32 (c)		2,765	2,471
CRH SMW Finance DAC 4.25% 7/11/35 (Reg. S)	EUR	16,057	18,142
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		6,375	5,435
5.25% 5/15/27		18,665	17,265
6.25% 5/15/26		9,630	9,296
6.375% 12/15/25		5,065	5,024
James Hardie International Finance Ltd. 5% 1/15/28 (c)		5,270	5,134
MGIC Investment Corp. 5.25% 8/15/28		4,725	4,590
NCR Atleos Corp. 9.5% 4/1/29 (c)		4,090	4,375
			76,732
Insurance - 1.6%
Acrisure LLC / Acrisure Finance, Inc.:
6% 8/1/29(c)		4,230	3,879
8.25% 2/1/29(c)		12,510	12,566
10.125% 8/1/26(c)		7,630	7,921
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer:
4.25% 10/15/27(c)		6,740	6,345
5.875% 11/1/29(c)		4,180	3,883
6.75% 10/15/27(c)		19,655	19,365
6.75% 4/15/28(c)		16,406	16,522
7% 1/15/31(c)		4,590	4,636
AmWINS Group, Inc. 4.875% 6/30/29 (c)		4,105	3,832
ASR Nederland NV 7% 12/7/43 (Reg. S) (e)	EUR	27,852	34,638
GTCR AP Finance, Inc. 8% 5/15/27 (c)		2,715	2,716
HUB International Ltd.:
5.625% 12/1/29(c)		16,470	15,443
7.25% 6/15/30(c)		17,925	18,421
7.375% 1/31/32(c)		6,655	6,700
MAPFRE SA 2.875% 4/13/30 (Reg. S)	EUR	12,900	12,965
National Financial Partners Corp.:
4.875% 8/15/28(c)		5,425	5,437
6.875% 8/15/28(c)		10,925	11,064
8.5% 10/1/31(c)		3,545	3,901
NN Group NV 6% 11/3/43 (Reg. S) (e)	EUR	11,341	13,329
Panther Escrow Issuer LLC 7.125% 6/1/31 (c)(i)		9,115	9,267
Sampo Oyj 2.5% 9/3/52 (Reg. S) (e)	EUR	2,579	2,403
USI, Inc. 7.5% 1/15/32 (c)		3,540	3,547
			218,780
TOTAL FINANCIALS			665,080

HEALTH CARE - 1.6%
Biotechnology - 0.0%
Grifols SA 4.75% 10/15/28 (c)		2,795	2,312

Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. 3.875% 11/1/29 (c)		2,790	2,515
Bausch + Lomb Corp. 8.375% 10/1/28 (c)		5,470	5,660
Hologic, Inc. 4.625% 2/1/28 (c)		2,505	2,412
			10,587
Health Care Providers & Services - 1.0%
180 Medical, Inc. 3.875% 10/15/29 (c)		2,995	2,702
Cano Health, Inc. 6.25% (c)(d)		1,865	1
Community Health Systems, Inc.:
4.75% 2/15/31(c)		11,430	8,821
5.25% 5/15/30(c)		8,305	6,772
6% 1/15/29(c)		4,940	4,316
6.125% 4/1/30(c)		10,425	7,518
8% 3/15/26(c)		7,241	7,226
10.875% 1/15/32(c)		8,565	8,822
DaVita, Inc.:
3.75% 2/15/31(c)		2,075	1,737
4.625% 6/1/30(c)		15,850	14,190
HealthEquity, Inc. 4.5% 10/1/29 (c)		2,950	2,722
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (c)		3,250	2,357
Molina Healthcare, Inc.:
3.875% 11/15/30(c)		6,345	5,641
3.875% 5/15/32(c)		5,560	4,841
4.375% 6/15/28(c)		4,690	4,409
Radiology Partners, Inc. 5% 1/31/29 pay-in-kind (c)(e)		5,558	5,157
Tenet Healthcare Corp.:
5.125% 11/1/27		10,955	10,715
6.125% 6/15/30		13,945	13,913
6.25% 2/1/27		20,050	20,043
6.75% 5/15/31(c)		2,715	2,764
			134,667
Health Care Technology - 0.0%
IQVIA, Inc. 5% 5/15/27 (c)		5,660	5,527

Life Sciences Tools & Services - 0.1%
Charles River Laboratories International, Inc.:
4% 3/15/31(c)		6,035	5,393
4.25% 5/1/28(c)		2,045	1,929
			7,322
Pharmaceuticals - 0.4%
Bausch Health Companies, Inc.:
4.875% 6/1/28(c)		7,635	4,166
5.75% 8/15/27(c)		8,145	4,701
6.125% 2/1/27(c)		14,026	8,739
11% 9/30/28(c)		2,275	1,519
Bayer AG:
5.375% 3/25/82 (Reg. S)(e)	EUR	3,300	3,302
6.625% 9/25/83 (Reg. S)(e)	EUR	1,700	1,821
7% 9/25/83 (Reg. S)(e)	EUR	10,100	10,955
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28(c)		10,200	9,505
5.125% 4/30/31(c)		8,890	7,904
Teva Pharmaceutical Finance Netherlands III BV:
4.75% 5/9/27		2,775	2,686
5.125% 5/9/29		2,775	2,667
7.875% 9/15/29		2,805	3,011
			60,976
TOTAL HEALTH CARE			221,391

INDUSTRIALS - 4.8%
Aerospace & Defense - 1.4%
Bombardier, Inc.:
6% 2/15/28(c)		2,815	2,769
7.125% 6/15/26(c)		4,418	4,482
7.25% 7/1/31(c)(i)		2,610	2,615
7.875% 4/15/27(c)		11,323	11,331
8.75% 11/15/30(c)		4,055	4,330
BWX Technologies, Inc. 4.125% 6/30/28 (c)		6,400	5,967
Moog, Inc. 4.25% 12/15/27 (c)		2,025	1,906
Rolls-Royce PLC 5.75% 10/15/27 (c)		6,560	6,578
TransDigm, Inc.:
4.625% 1/15/29		9,290	8,621
5.5% 11/15/27		68,140	66,522
6.375% 3/1/29(c)		8,150	8,175
6.625% 3/1/32(c)		2,650	2,677
6.75% 8/15/28(c)		12,760	12,920
6.875% 12/15/30(c)		21,975	22,401
7.125% 12/1/31(c)		5,390	5,555
7.5% 3/15/27		11,028	11,037
Triumph Group, Inc. 9% 3/15/28 (c)		3,788	3,993
			181,879
Air Freight & Logistics - 0.1%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (c)		3,960	3,579
Rand Parent LLC 8.5% 2/15/30 (c)		6,985	6,917
			10,496
Building Products - 0.2%
Advanced Drain Systems, Inc.:
5% 9/30/27(c)		1,400	1,358
6.375% 6/15/30(c)		2,780	2,794
Carrier Global Corp. 4.5% 11/29/32	EUR	10,150	11,610
MITER Brands Acquisition Holdco, Inc. / MIWD Borrower LLC 6.75% 4/1/32 (c)		3,920	3,933
MIWD Holdco II LLC / MIWD Finance Corp. 5.5% 2/1/30 (c)		1,865	1,716
Shea Homes Ltd. Partnership/Corp. 4.75% 4/1/29		4,830	4,552
			25,963
Commercial Services & Supplies - 1.2%
Artera Services LLC 8.5% 2/15/31 (c)		11,060	11,339
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28(c)		5,414	4,944
4.625% 6/1/28(c)		3,736	3,396
Brand Industrial Services, Inc. 10.375% 8/1/30 (c)		20,835	22,557
Clean Harbors, Inc. 6.375% 2/1/31 (c)		2,350	2,367
CoreCivic, Inc. 8.25% 4/15/29		14,760	15,439
Covanta Holding Corp.:
4.875% 12/1/29(c)		9,642	8,642
5% 9/1/30		8,005	7,055
GFL Environmental, Inc.:
4% 8/1/28(c)		4,200	3,871
4.75% 6/15/29(c)		5,705	5,365
6.75% 1/15/31(c)		3,980	4,079
Madison IAQ LLC:
4.125% 6/30/28(c)		5,345	4,944
5.875% 6/30/29(c)		4,265	3,902
Neptune BidCo U.S., Inc. 9.29% 4/15/29 (c)		22,560	21,291
OpenLane, Inc. 5.125% 6/1/25 (c)		6,210	6,111
The Brink's Co. 4.625% 10/15/27 (c)		7,200	6,836
The GEO Group, Inc.:
9.5% 12/31/28(c)		5,755	5,798
10.5% 6/30/28		16,764	17,078
Williams Scotsman, Inc. 7.375% 10/1/31 (c)		2,735	2,843
			157,857
Construction & Engineering - 0.5%
AECOM 5.125% 3/15/27		7,490	7,358
Arcosa, Inc. 4.375% 4/15/29 (c)		4,130	3,806
Bouygues SA 5.375% 6/30/42 (Reg. S)	EUR	18,400	23,488
Pike Corp.:
5.5% 9/1/28(c)		18,325	17,540
8.625% 1/31/31(c)		6,710	7,130
SRS Distribution, Inc.:
4.625% 7/1/28(c)		5,520	5,560
6.125% 7/1/29(c)		2,315	2,361
			67,243
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/29 (c)		5,910	5,396

Ground Transportation - 0.6%
Uber Technologies, Inc.:
4.5% 8/15/29(c)		12,675	12,026
6.25% 1/15/28(c)		5,520	5,543
7.5% 9/15/27(c)		31,625	32,384
8% 11/1/26(c)		29,170	29,521
XPO, Inc.:
6.25% 6/1/28(c)		2,790	2,813
7.125% 2/1/32(c)		4,015	4,132
			86,419
Industrial Conglomerates - 0.0%
Honeywell International, Inc. 4.125% 11/2/34	EUR	4,282	4,871

Machinery - 0.1%
Allison Transmission, Inc. 5.875% 6/1/29 (c)		4,830	4,782
ATS Corp. 4.125% 12/15/28 (c)		4,630	4,244
Chart Industries, Inc. 7.5% 1/1/30 (c)		7,420	7,705
			16,731
Marine Transportation - 0.0%
Seaspan Corp. 5.5% 8/1/29 (c)		4,240	3,697

Passenger Airlines - 0.5%
Air Canada 3.875% 8/15/26 (c)		4,230	4,037
Allegiant Travel Co. 7.25% 8/15/27 (c)		4,365	4,342
American Airlines, Inc.:
7.25% 2/15/28(c)		9,260	9,404
8.5% 5/15/29(c)		8,875	9,376
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.75% 4/20/29 (c)		13,870	13,634
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd.:
8% 9/20/25(c)		1,420	1,078
8% 9/20/25(c)		4,670	3,545
United Airlines, Inc.:
4.375% 4/15/26(c)		14,560	14,076
4.625% 4/15/29(c)		8,725	8,114
			67,606
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (c)		5,670	5,334
TriNet Group, Inc. 3.5% 3/1/29 (c)		4,545	4,076
			9,410
Trading Companies & Distributors - 0.1%
Fortress Transportation & Infrastructure Investors LLC 7.875% 12/1/30 (c)		4,040	4,242
Foundation Building Materials, Inc. 6% 3/1/29 (c)		3,110	2,860
H&E Equipment Services, Inc. 3.875% 12/15/28 (c)		10,040	9,191
			16,293
TOTAL INDUSTRIALS			653,861

INFORMATION TECHNOLOGY - 1.5%
Electronic Equipment, Instruments & Components - 0.1%
Coherent Corp. 5% 12/15/29 (c)		4,370	4,116
TTM Technologies, Inc. 4% 3/1/29 (c)		4,540	4,118
			8,234
IT Services - 0.2%
Acuris Finance U.S. 5% 5/1/28 (c)		4,315	3,921
CA Magnum Holdings 5.375% 10/31/26 (c)		2,230	2,141
Camelot Finance SA 4.5% 11/1/26 (c)		6,365	6,124
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29(c)		6,060	5,466
5.25% 12/1/27(c)		5,665	5,540
Unisys Corp. 6.875% 11/1/27 (c)		3,685	3,275
			26,467
Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp. 3.875% 9/1/28 (c)		6,765	6,215
Synaptics, Inc. 4% 6/15/29 (c)		3,500	3,150
			9,365
Software - 1.0%
Clarivate Science Holdings Corp.:
3.875% 7/1/28(c)		5,025	4,649
4.875% 7/1/29(c)		4,755	4,399
Cloud Software Group, Inc. 6.5% 3/31/29 (c)		46,745	44,359
Elastic NV 4.125% 7/15/29 (c)		11,340	10,205
Fair Isaac Corp. 4% 6/15/28 (c)		6,420	5,997
Gen Digital, Inc. 5% 4/15/25 (c)		6,360	6,322
ION Trading Technologies Ltd. 5.75% 5/15/28 (c)		5,780	5,303
MicroStrategy, Inc. 6.125% 6/15/28 (c)		9,960	9,609
NCR Voyix Corp.:
5% 10/1/28(c)		3,385	3,155
5.25% 10/1/30(c)		13,370	12,097
Open Text Corp. 6.9% 12/1/27 (c)		5,000	5,170
Open Text Holdings, Inc.:
4.125% 2/15/30(c)		3,220	2,885
4.125% 12/1/31(c)		2,490	2,185
PTC, Inc.:
3.625% 2/15/25(c)		3,755	3,677
4% 2/15/28(c)		3,715	3,472
UKG, Inc. 6.875% 2/1/31 (c)		3,980	4,055
Veritas U.S., Inc./Veritas Bermuda Ltd. 7.5% 9/1/25 (c)		8,925	8,183
			135,722
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman:
8.25% 12/15/29(c)		9,200	9,885
8.5% 7/15/31(c)		5,975	6,457
			16,342
TOTAL INFORMATION TECHNOLOGY			196,130

MATERIALS - 2.4%
Chemicals - 0.8%
Air Products & Chemicals, Inc. 4% 3/3/35	EUR	8,899	10,046
BASF AG 4.25% 3/8/32 (Reg. S)	EUR	13,500	15,344
Consolidated Energy Finance SA 12% 2/15/31 (c)		4,240	4,428
Ingevity Corp. 3.875% 11/1/28 (c)		6,715	6,065
LSB Industries, Inc. 6.25% 10/15/28 (c)		9,723	9,358
NOVA Chemicals Corp. 8.5% 11/15/28 (c)		3,635	3,869
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28(c)		7,070	6,414
7.125% 10/1/27(c)		3,445	3,480
9.75% 11/15/28(c)		13,941	14,850
SCIH Salt Holdings, Inc. 4.875% 5/1/28 (c)		3,770	3,512
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (c)		6,435	6,245
The Scotts Miracle-Gro Co. 4% 4/1/31		5,930	5,114
W.R. Grace Holding LLC:
5.625% 8/15/29(c)		13,095	11,719
7.375% 3/1/31(c)		2,810	2,845
			103,289
Construction Materials - 0.2%
Smyrna Ready Mix Concrete LLC 8.875% 11/15/31 (c)		10,810	11,555
Summit Materials LLC/Summit Materials Finance Corp.:
5.25% 1/15/29(c)		6,525	6,358
7.25% 1/15/31(c)		4,060	4,207
			22,120
Containers & Packaging - 0.6%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28(c)		3,025	2,613
4% 9/1/29(c)		6,050	4,877
6% 6/15/27(c)		2,785	2,704
Cascades, Inc.:
5.125% 1/15/26(c)		3,310	3,244
5.375% 1/15/28(c)		3,310	3,178
Clydesdale Acquisition Holdings, Inc. 8.75% 4/15/30 (c)		21,190	20,820
Crown Cork & Seal, Inc.:
7.375% 12/15/26		16,535	17,347
7.5% 12/15/96		7,695	8,311
Graham Packaging Co., Inc. 7.125% 8/15/28 (c)		3,720	3,373
Graphic Packaging International, Inc. 3.75% 2/1/30 (c)		3,585	3,188
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (c)		2,570	2,437
Mauser Packaging Solutions Holding Co. 7.875% 8/15/26 (c)		5,635	5,741
Sealed Air Corp./Sealed Air Corp. U.S. 6.125% 2/1/28 (c)		2,815	2,821
Trident TPI Holdings, Inc. 12.75% 12/31/28 (c)		2,765	2,950
			83,604
Metals & Mining - 0.8%
Alcoa Nederland Holding BV:
4.125% 3/31/29(c)		7,735	7,101
6.125% 5/15/28(c)		2,110	2,113
7.125% 3/15/31(c)		2,135	2,175
Algoma Steel SCA 0% 12/31/24 (b)		1,518	0
Arsenal AIC Parent LLC 8% 10/1/30 (c)		3,285	3,449
ATI, Inc.:
4.875% 10/1/29		2,795	2,630
5.125% 10/1/31		2,480	2,298
7.25% 8/15/30		2,745	2,837
Cleveland-Cliffs, Inc.:
4.625% 3/1/29(c)		4,615	4,302
4.875% 3/1/31(c)		4,615	4,181
6.75% 4/15/30(c)		9,035	9,061
Compass Minerals International, Inc. 6.75% 12/1/27 (c)		9,315	9,005
Eldorado Gold Corp. 6.25% 9/1/29 (c)		4,225	4,024
ERO Copper Corp. 6.5% 2/15/30 (c)		4,180	3,966
First Quantum Minerals Ltd.:
8.625% 6/1/31(c)		7,775	7,542
9.375% 3/1/29(c)		6,235	6,459
FMG Resources Pty Ltd.:
4.375% 4/1/31(c)		4,420	3,949
4.5% 9/15/27(c)		5,450	5,235
HudBay Minerals, Inc. 4.5% 4/1/26 (c)		3,600	3,487
Kaiser Aluminum Corp. 4.625% 3/1/28 (c)		6,615	6,207
Mineral Resources Ltd.:
8% 11/1/27(c)		2,785	2,842
8.125% 5/1/27(c)		11,025	11,153
8.5% 5/1/30(c)		2,065	2,127
9.25% 10/1/28(c)		4,830	5,087
Murray Energy Corp.:
11.25%(b)(c)(d)		5,925	0
12% pay-in-kind(b)(c)(d)(e)		6,364	0
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (c)		2,015	1,845
			113,075
TOTAL MATERIALS			322,088

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Iron Mountain Information Management Services, Inc. 5% 7/15/32 (c)		4,190	3,827
Iron Mountain, Inc.:
4.875% 9/15/29(c)		14,590	13,688
5% 7/15/28(c)		6,370	6,094
5.25% 7/15/30(c)		5,915	5,595
5.625% 7/15/32(c)		5,915	5,587
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31		6,700	4,600
4.625% 8/1/29		10,950	8,404
5% 10/15/27		21,010	17,596
Prologis International Funding II SA:
3.125% 6/1/31 (Reg. S)	EUR	22,000	22,618
4.625% 2/21/35 (Reg. S)	EUR	8,863	10,031
SBA Communications Corp. 3.875% 2/15/27		9,720	9,245
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC 6% 1/15/30 (c)		3,390	2,528
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC:
4.75% 4/15/28(c)		9,350	8,164
6.5% 2/15/29(c)		5,660	4,387
10.5% 2/15/28(c)		1,075	1,114
VICI Properties LP / VICI Note Co.:
3.875% 2/15/29(c)		6,695	6,162
4.25% 12/1/26(c)		12,650	12,163
4.625% 12/1/29(c)		7,220	6,828
			148,631
Real Estate Management & Development - 0.3%
Greystar Real Estate Partners 7.75% 9/1/30 (c)		2,435	2,520
SELP Finance SARL:
0.875% 5/27/29 (Reg. S)	EUR	5,520	5,126
3.75% 8/10/27 (Reg. S)	EUR	10,184	10,920
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30(c)		6,480	6,188
5.875% 6/15/27(c)		5,610	5,604
Weekley Homes LLC/Weekley Finance Corp. 4.875% 9/15/28 (c)		3,045	2,815
			33,173
TOTAL REAL ESTATE			181,804

UTILITIES - 2.0%
Electric Utilities - 1.3%
Clearway Energy Operating LLC:
3.75% 1/15/32(c)		2,795	2,350
4.75% 3/15/28(c)		4,055	3,854
Electricite de France SA 4.625% 1/25/43 (Reg. S)	EUR	13,200	14,824
EnBW International Finance BV 4.3% 5/23/34 (Reg. S)	EUR	16,104	18,247
Energias de Portugal SA:
1.875% 3/14/82 (Reg. S)(e)	EUR	5,600	5,194
5.943% 4/23/83 (Reg. S)(e)	EUR	900	1,014
NextEra Energy Partners LP 7.25% 1/15/29 (c)		2,675	2,737
NRG Energy, Inc.:
3.375% 2/15/29(c)		3,080	2,736
3.625% 2/15/31(c)		6,110	5,273
3.875% 2/15/32(c)		582	499
5.75% 1/15/28		19,350	19,243
ORSTED A/S 5.25% 12/8/22 (Reg. S) (e)	EUR	5,900	6,478
Pacific Gas & Electric Co.:
3.95% 12/1/47		2,711	2,028
4% 12/1/46		8,299	6,219
4.3% 3/15/45		3,690	2,916
PG&E Corp.:
5% 7/1/28		13,615	13,112
5.25% 7/1/30		5,150	4,894
Vistra Operations Co. LLC:
4.375% 5/1/29(c)		11,110	10,292
5% 7/31/27(c)		13,800	13,363
5.5% 9/1/26(c)		9,975	9,821
5.625% 2/15/27(c)		17,455	17,187
7.75% 10/15/31(c)		5,470	5,729
			168,010
Gas Utilities - 0.2%
Southern Natural Gas Co. LLC:
7.35% 2/15/31		14,890	15,855
8% 3/1/32		9,400	10,809
Suburban Propane Partners LP/Suburban Energy Finance Corp. 5% 6/1/31 (c)		5,750	5,242
			31,906
Independent Power and Renewable Electricity Producers - 0.2%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (c)		3,735	3,432
RWE AG 4.125% 2/13/35 (Reg. S)	EUR	9,787	10,957
Sunnova Energy Corp.:
5.875% 9/1/26(c)		1,350	1,051
11.75% 10/1/28(c)		8,050	6,282
			21,722
Multi-Utilities - 0.2%
E.ON SE 4.125% 3/25/44 (Reg. S)	EUR	7,017	7,745
Engie SA 3.875% 3/6/36 (Reg. S)	EUR	9,600	10,551
National Grid PLC 4.275% 1/16/35 (Reg. S)	EUR	13,049	14,509
			32,805
Water Utilities - 0.1%
Suez SACA 2.375% 5/24/30 (Reg. S)	EUR	16,800	16,930

TOTAL UTILITIES			271,373

TOTAL NONCONVERTIBLE BONDS			4,025,557
TOTAL CORPORATE BONDS (Cost $4,163,371)			4,088,844

U.S. Government and Government Agency Obligations - 23.4%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency Obligations - 0.0%
Tennessee Valley Authority:
5.25% 9/15/39	2,106	2,206
5.375% 4/1/56	3,503	3,763
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		5,969
U.S. Treasury Obligations - 23.3%
U.S. Treasury Bills, yield at date of purchase 5.28% to 5.28% 4/25/24 to 5/2/24 (j)	11,820	11,770
U.S. Treasury Bonds:
2% 8/15/51	136,164	84,363
2.25% 2/15/52	115,400	75,907
2.5% 2/15/45	216,056	157,983
3% 5/15/45	20,100	16,025
3% 2/15/49	128,820	100,434
3.625% 2/15/53	105,566	92,700
3.625% 5/15/53	11,450	10,060
4.125% 8/15/53	61,060	58,684
4.375% 8/15/43	121,720	120,275
4.75% 2/15/37	74,200	78,919
5.25% 2/15/29	5,406	5,645
6.125% 8/15/29	3,663	3,991
U.S. Treasury Notes:
0.25% 9/30/25	26,037	24,331
0.25% 10/31/25	5,880	5,477
0.375% 12/31/25	158,357	146,876
0.375% 1/31/26	13,900	12,852
0.625% 7/31/26	24,000	21,934
0.75% 3/31/26	46,052	42,670
0.75% 8/31/26	177,019	161,813
1% 7/31/28	49,141	42,818
1.125% 10/31/26	17,300	15,889
1.125% 8/31/28	339,517	296,875
1.25% 12/31/26	33,922	31,142
1.25% 9/30/28	38,280	33,586
1.375% 10/31/28	8,911	7,849
1.5% 1/31/27	40,989	37,800
1.5% 11/30/28	6,930	6,130
1.625% 9/30/26	3,093	2,885
1.75% 1/31/29	41,434	36,957
1.875% 2/28/27	242,560	225,695
2.125% 5/15/25	12,033	11,661
2.25% 3/31/26	34,717	33,153
2.375% 3/31/29	7,500	6,874
2.5% 2/28/26	38,997	37,458
2.5% 3/31/27	7,200	6,817
2.625% 5/31/27	90	85
2.625% 7/31/29	23,875	22,059
2.75% 6/30/25	197	192
2.75% 7/31/27	5,670	5,385
2.75% 5/31/29	18,541	17,271
2.75% 8/15/32	83,642	75,020
2.875% 5/15/32	30,472	27,666
3.125% 11/15/28	28,930	27,555
3.375% 5/15/33	7,260	6,801
3.5% 1/31/28	20,540	19,939
3.5% 2/15/33	49,310	46,700
3.625% 5/15/26	35,540	34,837
3.625% 3/31/28	34,500	33,632
3.625% 3/31/30	21,930	21,228
3.75% 5/31/30	12,660	12,328
3.875% 11/30/27	14,110	13,882
3.875% 12/31/27	51,100	50,288
3.875% 8/15/33	16,114	15,686
4% 2/15/26	49,100	48,490
4% 1/15/27	61,280	60,548
4% 10/31/29	19,300	19,072
4% 7/31/30	23,420	23,114
4% 1/31/31	6,420	6,336
4.125% 2/15/27	129,860	128,764
4.125% 10/31/27	8,800	8,730
4.125% 7/31/28	15,000	14,906
4.125% 3/31/29	9,050	9,011
4.125% 8/31/30	31,870	31,666
4.125% 11/15/32	27,677	27,488
4.25% 3/15/27	89,660	89,247
4.25% 2/28/31	35,790	35,852
4.375% 11/30/28	32,510	32,681
4.375% 11/30/30	24,163	24,364
4.625% 3/15/26	10,990	10,981
4.625% 11/15/26	32,750	32,856
4.625% 9/30/28	21,630	21,942
4.875% 10/31/30	25,780	26,718
TOTAL U.S. TREASURY OBLIGATIONS		3,149,618
Other Government Related - 0.1%
Private Export Funding Corp. Secured 1.75% 11/15/24	11,520	11,265
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,479,804)		3,166,852

U.S. Government Agency - Mortgage Securities - 4.8%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae - 1.3%
1.5% 11/1/40 to 11/1/41	37,876	30,810
2% 2/1/28 to 5/1/42	83,428	71,300
2.5% 1/1/28 to 5/1/42	27,363	24,879
3% 11/1/34 to 2/1/52	16,265	14,827
3.5% 9/1/33 to 3/1/52	3,373	3,211
5% 5/1/52 to 12/1/52 (k)	14,967	14,797
6% 6/1/53 to 3/1/54	9,205	9,397
6.5% 3/1/54	699	716
TOTAL FANNIE MAE		169,937
Freddie Mac - 1.1%
1.5% 12/1/40 to 4/1/41	10,490	8,586
2% 6/1/35 to 7/1/41	38,388	33,517
2.5% 1/1/28 to 2/1/42	61,012	54,146
3% 9/1/34	3,267	3,075
3.5% 5/1/51 to 3/1/52 (j)(k)	27,264	24,602
5% 5/1/52 to 12/1/52 (j)(k)	11,988	11,844
5.5% 9/1/52	6,415	6,442
6% 9/1/53 to 11/1/53	545	553
6.5% 10/1/53	7,441	7,714
TOTAL FREDDIE MAC		150,479
Ginnie Mae - 1.7%
2% 4/1/54 (i)	8,000	6,555
2% 4/1/54 (i)	6,250	5,121
2% 4/1/54 (i)	625	512
2% 4/1/54 (i)	275	225
2% 4/1/54 (i)	3,200	2,622
2% 4/1/54 (i)	15,175	12,433
2% 4/1/54 (i)	30,375	24,887
2% 4/1/54 (i)	1,125	922
2% 5/1/54 (i)	7,300	5,988
2% 5/1/54 (i)	3,600	2,953
2% 5/1/54 (i)	10,750	8,819
2% 5/1/54 (i)	14,250	11,690
2.5% 8/20/51 to 12/20/51	12,593	10,581
6% 4/1/54 (i)	2,850	2,876
6% 4/1/54 (i)	2,850	2,876
6% 4/1/54 (i)	1,750	1,766
6% 4/1/54 (i)	2,875	2,901
6% 4/1/54 (i)	5,275	5,322
6.5% 4/1/54 (i)	9,300	9,455
6.5% 4/1/54 (i)	28,000	28,465
6.5% 4/1/54 (i)	14,000	14,233
6.5% 4/1/54 (i)	28,200	28,669
6.5% 5/1/54 (i)	20,500	20,819
6.5% 5/1/54 (i)	17,150	17,417
TOTAL GINNIE MAE		228,107
Uniform Mortgage Backed Securities - 0.7%
2% 4/1/54 (i)	4,600	3,639
2% 4/1/54 (i)	2,300	1,820
2% 4/1/54 (i)	4,200	3,323
2% 4/1/54 (i)	7,000	5,538
2% 4/1/54 (i)	7,000	5,538
5.5% 4/1/54 (i)	55,000	54,736
6.5% 4/1/54 (i)	13,800	14,096
6.5% 4/1/54 (i)	10,050	10,266
6.5% 4/1/54 (i)	150	153
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		99,109
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $657,938)		647,632

Collateralized Mortgage Obligations - 1.4%
	Principal Amount (a) (000s)	Value ($) (000s)
U.S. Government Agency - 1.4%
Fannie Mae:
planned amortization class:
Series 2021-65 Class MA, 2% 8/25/51	7,464	6,382
Series 2022-2 Class TH, 2.5% 2/25/52	1,210	1,074
sequential payer:
Series 2020-101 Class BA, 1.5% 9/25/45	3,163	2,683
Series 2020-49 Class JA, 2% 8/25/44	1,131	1,017
Series 2020-51 Class BA, 2% 6/25/46	4,513	3,858
Series 2020-67 Class KZ, 3.25% 9/25/40	1,946	1,766
Series 2020-75 Class HA, 1.5% 12/25/44	12,259	10,467
Series 2021-68 Class A, 2% 7/25/49	2,332	1,826
Series 2021-85 Class L, 2.5% 8/25/48	1,285	1,102
Series 2021-96 Class HA, 2.5% 2/25/50	2,049	1,761
Series 2022-1 Class KA, 3% 5/25/48	2,071	1,865
Series 2022-13 Class MA, 3% 5/25/44	8,804	8,161
Series 2022-3:
Class G, 2% 11/25/47	8,683	7,382
Class N, 2% 10/25/47	16,671	14,274
Series 2022-4 Class B, 2.5% 5/25/49	1,503	1,301
Series 2022-49 Class TE, 4.5% 12/25/48	15,610	15,064
Series 2022-5:
Class 0, 2.5% 6/25/48	2,144	1,869
Class BA, 2.5% 12/25/49	2,225	1,889
Series 2022-65 Class GA, 5% 4/25/46	15,720	15,227
Series 2022-7 Class A, 3% 5/25/48	2,954	2,659
Series 2020-45 Class JL, 3% 7/25/40	318	285
Series 2021-59 Class H, 2% 6/25/48	1,315	1,058
Series 2021-66:
Class DA, 2% 1/25/48	1,426	1,152
Class DM, 2% 1/25/48	1,515	1,222
Freddie Mac:
planned amortization class:
Series 2021-5122 Class TE, 1.5% 6/25/51	4,776	3,867
Series 2022-5213 Class JM, 3.5% 9/25/51	7,402	6,962
Series 2022-5214 Class CG, 3.5% 4/25/52	2,447	2,264
Series 2022-5220 Class PK, 3.5% 1/25/51	3,289	3,073
Series 2022-5224 Class DQ, 3.75% 8/25/44	4,154	3,923
sequential payer:
Series 2020-5018:
Class LC, 3% 10/25/40	2,138	1,920
Class LT, 3.25% 10/25/40	2,015	1,823
Class LY, 3% 10/25/40	1,625	1,459
Series 2021-5175 Class CB, 2.5% 4/25/50	7,393	6,370
Series 2021-5180 Class KA, 2.5% 10/25/47	1,488	1,304
Series 2022-5189 Class DA, 2.5% 5/25/49	1,570	1,339
Series 2022-5190 Class BA, 2.5% 11/25/47	1,522	1,329
Series 2022-5191 Class CA, 2.5% 4/25/50	1,758	1,504
Series 2022-5197 Class DA, 2.5% 11/25/47	1,156	1,013
Series 2022-5198 Class BA, 2.5% 11/25/47	5,610	4,979
Series 2022-5200 Class LA, 3% 10/25/48	2,916	2,636
Series 2022-5202 Class LB, 2.5% 10/25/47	1,235	1,084
Series 2020-5041 Class LB, 3% 11/25/40	3,642	3,272
Series 2021-5083 Class VA, 1% 8/15/38	15,697	14,644
Series 2021-5176 Class AG, 2% 1/25/47	5,557	4,760
Series 2021-5182 Class A, 2.5% 10/25/48	9,664	8,387
Freddie Mac Multi-family Structured pass-thru certificates sequential payer Series 2021-5159 Class GC, 2% 11/25/47	1,191	1,005

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $184,121)		184,261

Commercial Mortgage Securities - 2.1%
	Principal Amount (a) (000s)	Value ($) (000s)
Fannie Mae Series 2022-66, Class KA, 5% 10/25/52	3,092	3,041
Freddie Mac:
sequential payer:
Series 2015-K043 Class A2, 3.062% 12/25/24	14,829	14,574
Series 2015-K049 Class A2, 3.01% 7/25/25	339	330
Series 2015-K050 Class A2, 3.334% 8/25/25 (e)	13,656	13,334
Series 2015-KPLB Class A, 2.77% 5/25/25	11,355	11,032
Series 2016-K052 Class A2, 3.151% 11/25/25	15,387	14,963
Series 2016-K055 Class A2, 2.673% 3/25/26	19,600	18,800
Series 2017-K066 Class A2, 3.117% 6/25/27	2,710	2,589
Series 2017-K729 Class A2, 3.136% 10/25/24	8,924	8,799
Series 2018-K731 Class A2, 3.6% 2/25/25	3,442	3,392
Series 2018-K732 Class A2, 3.7% 5/25/25	15,885	15,619
Series 2018-K733 Class A2, 3.75% 8/25/25	17,729	17,390
Series 2019-K735 Class A2, 2.862% 5/25/26	2,439	2,347
Series 2019-K736 Class A2, 2.282% 7/25/26	8,700	8,254
Series 2021-K746 Class A2, 2.031% 9/25/28	7,700	6,897
Series 2022-K747 Class A2, 2.05% 11/25/28	4,800	4,290
Series K058 Class A2, 2.653% 8/25/26	12,500	11,905
Series K065 Class A2, 3.243% 4/25/27	3,400	3,263
Series K073 Class A2, 3.35% 1/25/28	2,900	2,775
Series 2016-K059 Class A2, 3.12% 9/25/26 (e)	2,500	2,405
Series 2017-K068 Class A2, 3.244% 8/25/27	3,500	3,347
Series 2017-K727 Class A2, 2.946% 7/25/24	22,218	22,053
Series K053 Class A2, 2.995% 12/25/25	22,133	21,435
Series K056 Class A2, 2.525% 5/25/26	1,300	1,241
Series K063 Class A2, 3.43% 1/25/27	1,800	1,740
Series K090 Class A2, 3.422% 2/25/29	5,300	5,034
Series K734 Class A2, 3.208% 2/25/26	8,300	8,062
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series 2015 K045 Class A2, 3.023% 1/25/25	3,328	3,263
Series K044 Class A2, 2.811% 1/25/25	21,521	21,089
FREMF 2015-KPLB Mortgage Trust Series 2015-KPLB Class B, 2.5% 5/25/25 (c)	39,000	37,484
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $291,149)		290,747

Foreign Government and Government Agency Obligations - 3.3%
		Principal Amount (a) (000s)	Value ($) (000s)
Australian Commonwealth:
1.75% 11/21/32 (Reg. S)	AUD	15,000	8,224
1.75% 6/21/51 (Reg. S)	AUD	81,080	30,949
Canadian Government 1.25% 3/1/27	CAD	30,000	20,617
German Federal Republic:
1.8% 8/15/53(Reg. S)	EUR	25,000	23,338
2.2% 12/12/24(Reg. S)	EUR	67,090	71,730
2.4% 10/19/28(Reg. S)	EUR	23,780	25,704
2.6% 8/15/33(Reg. S)	EUR	170,000	188,371
United Kingdom, Great Britain and Northern Ireland 3.25% 1/31/33(Reg. S)	GBP	59,800	71,986
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $450,841)			440,919

Common Stocks - 6.6%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 0.4%
Interactive Media & Services - 0.3%
Alphabet, Inc. Class A (l)	42,600	6,430
Meta Platforms, Inc. Class A	81,300	39,478
		45,908
Media - 0.1%
EchoStar Corp. Class A (l)(m)	338,100	4,818
iHeartMedia, Inc. (l)	26	0
Nexstar Media Group, Inc. Class A	23,627	4,071
		8,889
TOTAL COMMUNICATION SERVICES		54,797
CONSUMER DISCRETIONARY - 1.0%
Automobile Components - 0.0%
UC Holdings, Inc. (b)(l)	560,355	560
Automobiles - 0.1%
BYD Co. Ltd. (H Shares)	522,500	13,379
Broadline Retail - 0.1%
Amazon.com, Inc. (l)	95,100	17,154
Hotels, Restaurants & Leisure - 0.3%
Airbnb, Inc. Class A (l)	58,500	9,650
Booking Holdings, Inc.	2,200	7,981
Boyd Gaming Corp.	123,800	8,334
Domino's Pizza, Inc.	9,900	4,919
New Cotai LLC/New Cotai Capital Corp. (b)(g)(l)	2,242,893	1,637
Studio City International Holdings Ltd.:
ADR (c)(l)	121,177	840
(NYSE) ADR (l)	133,400	924
		34,285
Household Durables - 0.1%
TopBuild Corp. (l)	39,500	17,409
Specialty Retail - 0.2%
Dick's Sporting Goods, Inc.	50,200	11,288
Lowe's Companies, Inc.	27,200	6,929
Williams-Sonoma, Inc.	24,000	7,621
		25,838
Textiles, Apparel & Luxury Goods - 0.2%
Crocs, Inc. (l)	108,700	15,631
LVMH Moet Hennessy Louis Vuitton SE	4,400	3,959
Tapestry, Inc.	91,100	4,325
		23,915
TOTAL CONSUMER DISCRETIONARY		132,540
CONSUMER STAPLES - 0.2%
Beverages - 0.1%
Celsius Holdings, Inc. (l)	104,700	8,682
Consumer Staples Distribution & Retail - 0.1%
Southeastern Grocers, Inc. rights (b)(l)	584,047	642
U.S. Foods Holding Corp. (l)	119,700	6,460
		7,102
Food Products - 0.0%
JBS SA	840,000	3,601
TOTAL CONSUMER STAPLES		19,385
ENERGY - 0.5%
Energy Equipment & Services - 0.1%
Diamond Offshore Drilling, Inc. (l)	66,694	910
Forbes Energy Services Ltd. (l)	135,187	0
Superior Energy Services, Inc. Class A (b)	66,115	4,264
		5,174
Oil, Gas & Consumable Fuels - 0.4%
Antero Resources Corp. (l)	127,900	3,709
California Resources Corp. warrants 10/27/24 (l)	34,633	677
Canvas Energy, Inc.:
Series A warrants 10/1/24 (b)(l)	289	0
Series B warrants 10/1/25 (b)(l)	289	0
Cheniere Energy, Inc.	75,400	12,161
EP Energy Corp. (b)(l)	611,545	1,070
Mesquite Energy, Inc. (b)(l)	185,122	15,102
Permian Resource Corp. Class A (m)	1,422,000	25,113
Unit Corp.	28,630	1,059
		58,891
TOTAL ENERGY		64,065
FINANCIALS - 0.9%
Capital Markets - 0.1%
Coinbase Global, Inc. (l)	41,400	10,976
Moody's Corp.	14,800	5,817
		16,793
Consumer Finance - 0.1%
OneMain Holdings, Inc.	299,100	15,281
Financial Services - 0.6%
Apollo Global Management, Inc.	164,400	18,487
Block, Inc. Class A (l)	68,400	5,785
Carnelian Point Holdings LP warrants (b)(l)	544	2
Fiserv, Inc. (l)	90,000	14,384
MasterCard, Inc. Class A	27,600	13,291
Visa, Inc. Class A	82,700	23,080
		75,029
Insurance - 0.1%
Arthur J. Gallagher & Co.	81,300	20,328
TOTAL FINANCIALS		127,431
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Tenet Healthcare Corp. (l)	36,700	3,858
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.1%
TransDigm Group, Inc.	4,900	6,035
Building Products - 0.3%
Builders FirstSource, Inc. (l)	31,700	6,611
Carlisle Companies, Inc.	26,500	10,384
Fortune Brands Innovations, Inc.	106,400	9,009
Trane Technologies PLC	33,500	10,057
		36,061
Construction & Engineering - 0.2%
Comfort Systems U.S.A., Inc.	35,500	11,279
EMCOR Group, Inc.	17,800	6,234
Willscot Mobile Mini Holdings (l)	267,000	12,416
		29,929
Electrical Equipment - 0.4%
AMETEK, Inc.	16,100	2,945
Eaton Corp. PLC	60,500	18,917
Nextracker, Inc. Class A (l)	104,900	5,903
nVent Electric PLC	114,000	8,596
Vertiv Holdings Co.	187,600	15,321
		51,682
Machinery - 0.1%
Deere & Co.	6,700	2,752
Parker Hannifin Corp.	20,300	11,283
		14,035
Passenger Airlines - 0.0%
Air Canada (l)	800	12
Delta Air Lines, Inc.	48,600	2,326
		2,338
Trading Companies & Distributors - 0.0%
Core & Main, Inc. (l)	101,000	5,782
Penhall Acquisition Co. (b)	15,403	160
Penhall Acquisition Co. (b)	15,403	0
		5,942
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (b)(g)(l)	403,760	0
Class A2 (b)(g)(l)	403,760	0
Class A3 (b)(g)(l)	403,760	0
Class A4 (b)(g)(l)	403,760	0
Class A5 (b)(g)(l)	403,760	0
Class A6 (b)(g)(l)	403,760	0
Class A7 (b)(g)(l)	403,760	0
Class A8 (b)(g)(l)	403,760	0
Class A9 (b)(g)(l)	403,760	0
		0
TOTAL INDUSTRIALS		146,022
INFORMATION TECHNOLOGY - 1.8%
Communications Equipment - 0.1%
Arista Networks, Inc. (l)	34,200	9,917
Electronic Equipment, Instruments & Components - 0.0%
CDW Corp.	24,000	6,139
IT Services - 0.1%
Accenture PLC Class A	16,700	5,788
GTT Communications, Inc. (b)(l)	51,638	2,160
		7,948
Semiconductors & Semiconductor Equipment - 0.9%
ASML Holding NV (depository receipt)	8,500	8,249
KLA Corp.	18,700	13,063
Lam Research Corp.	16,400	15,934
Marvell Technology, Inc.	86,600	6,138
NVIDIA Corp.	62,600	56,563
NXP Semiconductors NV	19,800	4,906
ON Semiconductor Corp. (l)	247,091	18,174
		123,027
Software - 0.7%
Adobe, Inc. (l)	28,564	14,413
Autodesk, Inc. (l)	21,700	5,651
Dynatrace, Inc. (l)	214,400	9,957
Gen Digital, Inc.	197,900	4,433
Microsoft Corp.	60,500	25,454
Oracle Corp.	73,000	9,170
Palo Alto Networks, Inc. (l)	18,800	5,342
Salesforce, Inc.	37,200	11,204
Synopsys, Inc. (l)	10,600	6,058
UiPath, Inc. Class A (l)	293,700	6,658
		98,340
TOTAL INFORMATION TECHNOLOGY		245,371
MATERIALS - 0.3%
Chemicals - 0.1%
Olin Corp.	149,500	8,791
The Chemours Co. LLC	293,779	7,715
Westlake Corp.	20,100	3,071
		19,577
Construction Materials - 0.1%
Eagle Materials, Inc.	48,600	13,207
Containers & Packaging - 0.1%
Graphic Packaging Holding Co.	332,500	9,702
Metals & Mining - 0.0%
Algoma Steel SCA (b)(l)	151,792	0
Elah Holdings, Inc. (l)(m)	517	15
		15
TOTAL MATERIALS		42,501
UTILITIES - 0.4%
Electric Utilities - 0.2%
Constellation Energy Corp.	120,700	22,311
PG&E Corp.	475,968	7,977
Portland General Electric Co.	13,962	586
		30,874
Independent Power and Renewable Electricity Producers - 0.2%
PureWest Energy (b)	10,774	2
PureWest Energy rights (b)(l)	6,493	0
Vistra Corp.	287,300	20,010
		20,012
TOTAL UTILITIES		50,886
TOTAL COMMON STOCKS (Cost $659,140)		886,856

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($) (000s)
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (b)(g)(l) (Cost $6,908)	193,792,711	2

Bank Loan Obligations - 3.8%
	Principal Amount (a) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Aventiv Technologies LLC Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.890% 10.4998% 11/1/24 (e)(f)(n)	4,178	3,089
Connect U.S. Finco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8263% 12/12/26 (e)(f)(n)	5,260	5,251
Gtt Remainco LLC 1LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.4302% 12/30/27 (e)(f)(n)	2,791	2,539
		10,879
Media - 0.0%
Diamond Sports Group LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.000% 15.4256% 8/24/26 (e)(f)(n)	1,594	1,518
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.5594% 6/24/29 (e)(f)(n)	349	349
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6946% 1/31/29 (e)(f)(n)	3,508	3,496
		5,363
TOTAL COMMUNICATION SERVICES		16,242
CONSUMER DISCRETIONARY - 0.8%
Automobile Components - 0.1%
Clarios Global LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.3302% 5/6/30 (e)(f)(n)	1,247	1,249
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.8243% 12/17/28 (e)(f)(n)	7,379	5,596
		6,845
Broadline Retail - 0.0%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1946% 3/5/28 (e)(f)(n)	1,322	1,321
Diversified Consumer Services - 0.1%
Sotheby's Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 10.0756% 1/15/27 (e)(f)(n)	6,510	6,374
Spin Holdco, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.5854% 3/4/28 (e)(f)(n)	8,201	7,563
TKC Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.9418% 5/14/28 (e)(f)(n)	4,429	4,376
		18,313
Hotels, Restaurants & Leisure - 0.2%
Caesars Entertainment, Inc. Tranche B1 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0405% 2/6/31 (e)(f)(n)	5,280	5,280
Carnival Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6946% 10/18/28 (e)(f)(n)	7,097	7,098
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.0767% 1/27/29 (e)(f)(n)	13,077	13,102
Light & Wonder International, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0754% 4/16/29 (e)(f)(n)	1,079	1,080
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5594% 8/1/30 (e)(f)(n)	2,708	2,716
		29,276
Specialty Retail - 0.4%
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1773% 12/18/27 (e)(f)(n)	45,390	45,282
Wand NewCo 3, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0763% 1/20/31 (e)(f)(n)	980	982
		46,264
TOTAL CONSUMER DISCRETIONARY		102,019
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Naked Juice LLC 1LN, term loan CME Term SOFR 3 Month Index + 3.250% 8.6594% 1/24/29 (e)(f)(n)	1,022	954
Food Products - 0.0%
Fiesta Purchaser, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.3274% 2/12/31 (e)(f)(n)	940	941
TOTAL CONSUMER STAPLES		1,895
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Forbes Energy Services LLC Tranche B, term loan 0% (b)(d)(e)(n)	1,267	0
Oil, Gas & Consumable Fuels - 0.1%
EG America LLC Tranche BC 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 11.2383% 2/7/28 (e)(f)(n)	15,147	15,033
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (b)(d)(f)(n)	3,423	0
term loan 0% (b)(d)(e)(n)	1,476	0
		15,033
TOTAL ENERGY		15,033
FINANCIALS - 0.3%
Capital Markets - 0.1%
Citadel Securities LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.5773% 7/29/30 (e)(f)(n)	5,215	5,208
Insurance - 0.2%
Acrisure LLC:
Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 3.500% 8.9446% 2/15/27 (e)(f)(n)	8,122	8,104
CME Term SOFR 1 Month Index + 4.250% 9.6946% 2/15/27 (e)(f)(n)	640	641
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8302% 11/6/30 (e)(f)(n)	1,397	1,400
Alliant Holdings Intermediate LLC Tranche B6 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8267% 11/6/30 (e)(f)(n)	5,191	5,210
HUB International Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.5741% 6/20/30 (e)(f)(n)	2,095	2,095
Truist Insurance Holdings LLC:
2L, term loan CME Term SOFR 1 Month Index + 4.750% 3/8/32 (f)(n)(o)	11,040	11,095
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 3/22/31 (f)(n)(o)	2,105	2,101
		30,646
TOTAL FINANCIALS		35,854
HEALTH CARE - 0.4%
Health Care Equipment & Supplies - 0.1%
Medline Borrower LP Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4407% 10/23/28 (e)(f)(n)	10,028	10,050
Health Care Providers & Services - 0.1%
Gainwell Acquisition Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4094% 10/1/27 (e)(f)(n)	9,579	9,143
Phoenix Newco, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6918% 11/15/28 (e)(f)(n)	3,268	3,275
		12,418
Health Care Technology - 0.2%
Athenahealth Group, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.5802% 2/15/29 (e)(f)(n)	13,457	13,312
Cotiviti, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 2/21/31 (f)(n)(o)	15,755	15,716
		29,028
TOTAL HEALTH CARE		51,496
INDUSTRIALS - 0.6%
Building Products - 0.2%
Acproducts Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 4.250% 9.8135% 5/17/28 (e)(f)(n)	10,282	9,350
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.500% 8.8238% 2/25/29 (e)(f)(n)	10,405	10,267
Miwd Holdco Ii LLC Tranche B2, term loan CME Term SOFR 1 Month Index + 3.500% 3/20/31 (f)(n)(o)	335	336
		19,953
Commercial Services & Supplies - 0.3%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9273% 12/21/28 (e)(f)(n)	8,294	8,321
Artera Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8094% 2/10/31 (e)(f)(n)	2,775	2,783
Bifm California Buyer, Inc. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5707% 5/31/28 (e)(f)(n)	635	637
Brand Industrial Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.8064% 8/1/30 (e)(f)(n)	14,021	14,068
Madison IAQ LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6933% 6/21/28 (e)(f)(n)	1,381	1,378
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4234% 4/11/29 (e)(f)(n)	7,325	6,744
Sabert Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1832% 12/16/26 (e)(f)(n)	2,950	2,956
The GEO Group, Inc. Tranche 1B 1LN, term loan CME Term SOFR 1 Month Index + 7.120% 12.2052% 3/23/27 (e)(f)(n)	1,270	1,304
		38,191
Construction & Engineering - 0.0%
SRS Distribution, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9446% 6/4/28 (e)(f)(n)	3,018	3,036
Machinery - 0.0%
Chart Industries, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6726% 3/17/30 (e)(f)(n)	743	744
Sts Operating, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 3/15/31 (f)(n)(o)	2,640	2,645
		3,389
Passenger Airlines - 0.0%
SkyMiles IP Ltd. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.0678% 10/20/27 (e)(f)(n)	1,571	1,619
United Airlines, Inc. Tranche 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0757% 2/24/31 (e)(f)(n)	1,195	1,195
		2,814
Professional Services - 0.1%
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0627% 4/29/29 (e)(f)(n)	10,578	9,547
TOTAL INDUSTRIALS		76,930
INFORMATION TECHNOLOGY - 1.1%
Electronic Equipment, Instruments & Components - 0.0%
DG Investment Intermediate Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1946% 3/31/28 (e)(f)(n)	973	970
IT Services - 0.0%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 3 Month Index + 4.000% 9.4519% 2/16/28 (e)(f)(n)	603	601
GTT Communications, Inc. 1LN, term loan CME Term SOFR 3 Month Index + 9.000% 14.4094% 6/30/28 (e)(f)(n)	2,335	1,634
		2,235
Software - 1.1%
Applied Systems, Inc.:
Tranche 2LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.5594% 2/23/32 (e)(f)(n)	95	98
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8094% 2/24/31 (e)(f)(n)	5,170	5,199
Boxer Parent Co., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5802% 12/29/28 (e)(f)(n)	18,664	18,769
ConnectWise LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 9.0635% 9/30/28 (e)(f)(n)	8,002	7,995
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.1756% 3/1/29 (e)(f)(n)	14,061	14,017
MH Sub I LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.5802% 5/3/28 (e)(f)(n)	8,327	8,268
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.5743% 6/2/28 (e)(f)(n)	3,105	3,074
Project Alpha Intermediate Holding, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 10.0627% 10/26/30 (e)(f)(n)	5,430	5,456
Proofpoint, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.6946% 8/31/28 (e)(f)(n)	35,165	35,165
RealPage, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.4407% 4/22/28 (e)(f)(n)	3,027	2,943
UKG, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.8143% 2/10/31 (e)(f)(n)	28,689	28,825
Veritas U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.4446% 9/1/25 (e)(f)(n)	4,582	4,228
VS Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 8.5751% 2/28/27 (e)(f)(n)	16,065	16,055
		150,092
TOTAL INFORMATION TECHNOLOGY		153,297
MATERIALS - 0.4%
Chemicals - 0.2%
Consolidated Energy Finance SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.8273% 11/15/30 (e)(f)(n)	5,300	5,113
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 3 Month Index + 4.370% 9.7052% 10/4/29 (e)(f)(n)	8,769	8,756
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.321% 11/9/28 (e)(f)(n)	1,672	1,671
W.R. Grace Holding LLC Tranche B 1LN, term loan CME Term SOFR 3 Month Index + 3.750% 9.321% 9/22/28 (e)(f)(n)	6,648	6,648
		22,188
Containers & Packaging - 0.2%
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.670% 9.1052% 4/13/29 (e)(f)(n)	32,161	32,194
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME Term SOFR 6 Month Index + 4.750% 10.2675% 2/9/26 (e)(f)(n)	776	728
		32,922
Metals & Mining - 0.0%
Arsenal AIC Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 9.0802% 8/19/30 (e)(f)(n)	761	763
TOTAL MATERIALS		55,873
TOTAL BANK LOAN OBLIGATIONS (Cost $512,626)		508,639

Fixed-Income Funds - 21.0%
	Shares	Value ($) (000s)
Fidelity Emerging Markets Debt Central Fund (p)	263,322,517	2,093,414
Fidelity Floating Rate Central Fund (p)	7,477,181	737,624
TOTAL FIXED-INCOME FUNDS (Cost $3,191,809)		2,831,038

Preferred Securities - 3.9%
		Principal Amount (a) (000s)	Value ($) (000s)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Orange SA 5.375% (Reg. S) (e)(q)	EUR	6,100	6,848
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen International Finance NV:
4.375% (Reg. S) (e)(q)	EUR	20,600	20,388
7.875% (Reg. S) (e)(q)	EUR	2,800	3,403
			23,791
ENERGY - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Energy Transfer LP:
3 month U.S. LIBOR + 4.020% 9.5966% (e)(f)(q)		52,337	52,114
6.625% (e)(q)		17,100	15,970
7.125% (e)(q)		11,723	11,445
Summit Midstream Partners LP 3 month U.S. LIBOR + 7.430% 13.0209% (d)(e)(f)(q)		1,711	1,779
			81,308
FINANCIALS - 3.1%
Banks - 2.9%
Bank of America Corp.:
CME Term SOFR 3 Month Index + 3.390% 8.7379% (e)(f)(q)		48,090	48,272
5.875% (e)(q)		60,475	59,550
6.25% (e)(q)		18,480	18,501
Citigroup, Inc.:
5% (e)(q)		36,455	36,230
6.3% (e)(q)		4,120	4,104
Citigroup, Inc. 4.7% (e)(q)		8,755	8,540
JPMorgan Chase & Co.:
CME Term SOFR 3 Month Index + 3.560% 8.868% (e)(f)(q)		54,840	54,746
4% (e)(q)		19,100	18,563
4.6% (e)(q)		13,385	13,159
5% (e)(q)		18,675	18,614
6.125% (e)(q)		12,865	12,827
9.348% (e)(f)(q)		6,270	6,277
Wells Fargo & Co.:
5.875% (e)(q)		36,775	36,694
5.9% (e)(q)		46,445	46,249
			382,326
Capital Markets - 0.2%
Goldman Sachs Group, Inc. CME Term SOFR 3 Month Index + 3.130% 8.437% (e)(f)(q)		29,914	29,921
Financial Services - 0.0%
OEC Finance Ltd. 7.5% pay-in-kind (c)(q)		25	2
TOTAL FINANCIALS			412,249
UTILITIES - 0.0%
Electric Utilities - 0.0%
Enel SpA 6.625% (Reg. S) (e)(q)	EUR	5,957	6,990
TOTAL PREFERRED SECURITIES (Cost $532,417)			531,186

Money Market Funds - 1.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (r)	257,942,352	257,994
Fidelity Securities Lending Cash Central Fund 5.39% (r)(s)	2,464,915	2,465
TOTAL MONEY MARKET FUNDS (Cost $260,423)		260,459

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a) (000s)	Value ($) (000s)
Put Options - 0.0%
Option on an interest rate swap with Citibank N.A. to receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index and pay a fixed rate of 3.694%, expiring December 2033.	12/12/28	63,500	2,401
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay annually a fixed rate of 3.3525% and receive annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	19,700	907

TOTAL PUT OPTIONS			3,308
Call Options - 0.0%
Option on an interest rate swap with Citibank N.A. to receive annually a fixed rate of 3.694% and pay a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring December 2033.	12/12/28	63,500	2,514
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive annually a fixed rate of 3.3525% and pay annually a floating rate based on the U.S. Secured Overnight Fin. Rate (SOFR) Index, expiring February 2035.	2/03/25	19,700	361

TOTAL CALL OPTIONS			2,875
TOTAL PURCHASED SWAPTIONS (Cost $6,566)			6,183

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $14,397,113)	13,843,618
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(337,839)
NET ASSETS - 100.0%	13,505,779

TBA Sale Commitments
	Principal Amount (a) (000s)	Value ($) (000s)
Ginnie Mae
2% 4/1/54	(25)	(20)
2% 4/1/54	(7,300)	(5,981)
2% 4/1/54	(3,600)	(2,950)
2% 4/1/54	(10,750)	(8,808)
2% 4/1/54	(14,250)	(11,675)
2.5% 4/1/54	(12,700)	(10,816)
6.5% 4/1/54	(20,500)	(20,841)
6.5% 4/1/54	(17,150)	(17,435)
6.5% 4/1/54	(150)	(152)

TOTAL GINNIE MAE		(78,678)

Uniform Mortgage Backed Securities
2% 4/1/54	(61,200)	(48,418)
2.5% 4/1/54	(62,150)	(51,373)
3.5% 4/1/54	(26,175)	(23,419)
5% 4/1/54	(14,400)	(14,055)
5% 4/1/54	(10,000)	(9,760)
5.5% 4/1/54	(5,000)	(4,976)
5.5% 4/1/54	(50,000)	(49,760)
5.5% 5/1/54	(55,000)	(54,734)
6% 4/1/54	(8,000)	(8,076)
6.5% 4/1/54	(8,150)	(8,325)
6.5% 4/1/54	(4,150)	(4,239)
6.5% 4/1/54	(11,700)	(11,951)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(289,086)

TOTAL TBA SALE COMMITMENTS (Proceeds $367,752)		(367,764)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Bond Index Contracts
Eurex Euro-Bund Contracts (Germany)	934	Jun 2024	134,400	1,104	1,104

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	8,133	Jun 2024	901,111	6,041	6,041
CBOT 2-Year U.S. Treasury Note Contracts (United States)	2,463	Jun 2024	503,645	(379)	(379)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	242	Jun 2024	29,146	422	422
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	34	Jun 2024	4,386	101	101

TOTAL TREASURY CONTRACTS					6,185

TOTAL PURCHASED					7,289

Sold

Bond Index Contracts
Eurex Euro-BTP Contracts (Germany)	860	Jun 2024	110,419	(1,612)	(1,612)

Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	228	Jun 2024	24,400	4	4

TOTAL SOLD					(1,608)

TOTAL FUTURES CONTRACTS					5,681
The notional amount of futures purchased as a percentage of Net Assets is 11.6%
The notional amount of futures sold as a percentage of Net Assets is 1.0%

Forward Foreign Currency Contracts
Currency Purchased (000s)		Currency Sold (000s)		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($) (000s)

EUR	14,307	USD	15,449	Morgan Stanley Cap. Group, Inc	4/03/24	(13)
EUR	6,166	USD	6,697	Barclays Bank PLC	4/22/24	(40)
EUR	2,616	USD	2,841	Canadian Imperial Bk. of Comm.	4/22/24	(16)
EUR	2,677	USD	2,933	HSBC Bank	4/22/24	(43)
EUR	6,707	USD	7,283	Morgan Stanley Cap. Group, Inc	4/22/24	(41)
EUR	2,765	USD	3,018	State Street Bank and Trust Co	4/22/24	(32)
USD	39,680	AUD	59,881	State Street Bank and Trust Co	4/22/24	636
USD	20,476	CAD	27,566	Morgan Stanley Cap. Group, Inc	4/22/24	119
USD	3,090	EUR	2,827	BNP Paribas S.A.	4/22/24	38
USD	5,060	EUR	4,690	BNP Paribas S.A.	4/22/24	(4)
USD	2,699	EUR	2,488	Bank of America, N.A.	4/22/24	13
USD	7,509	EUR	6,935	HSBC Bank	4/22/24	22
USD	7,562	EUR	6,953	Morgan Stanley Cap. Group, Inc	4/22/24	55
USD	15,459	EUR	14,306	Morgan Stanley Cap. Group, Inc	4/22/24	12
USD	923,663	EUR	843,003	Royal Bank of Canada	4/22/24	13,461
USD	73,582	GBP	57,420	Citibank, N. A.	4/22/24	1,102

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						15,269
Unrealized Appreciation						15,458
Unrealized Depreciation						(189)

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)(2)	Value ($) (000s)	Upfront Premium Received/ (Paid) ($) (000s)(3)	Unrealized Appreciation/ (Depreciation) ($) (000s)
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Jun 2026	15,082	28	0	28
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	4%	Annual	LCH	Jun 2027	273,821	614	0	614
U.S. Secured Overnight Fin. Rate (SOFR) Index(4)	Annual	3.75%	Annual	LCH	Jun 2031	77,624	243	0	243
TOTAL INTEREST RATE SWAPS							885	0	885

(1)Swaps with LCH Clearnet Group (LCH) are centrally cleared swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted.

(3)Any premiums for centrally cleared swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound sterling
USD	-	U.S. dollar

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,808,590,000 or 20.8% of net assets.

(d)	Non-income producing - Security is in default.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,968,000 or 0.0% of net assets.

(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $22,330,000.
(k)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared swaps. At period end, the value of securities pledged amounted to $10,622,000.
(l)	Non-income producing
(m)	Security or a portion of the security is on loan at period end.
(n)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(o)	The coupon rate will be determined upon settlement of the loan after period end.
(p)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(q)	Security is perpetual in nature with no stated maturity date.
(r)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(s)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Jonah Energy Parent LLC 12% 11/5/25	5/05/23	3,974

New Cotai LLC/New Cotai Capital Corp.	9/11/20	11,111

Tricer Holdco SCA	10/16/09 - 12/30/17	6,909

Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	1,097

Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	1,097

Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	1,097

Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	1,097

Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	1,097

Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	1,097

Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	1,097

Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	1,097

Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	1,100

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	288,239	818,306	848,551	3,146	2	(2)	257,994	0.5%
Fidelity Emerging Markets Debt Central Fund	2,017,290	73,687	18,000	28,719	(257)	20,694	2,093,414	93.8%
Fidelity Floating Rate Central Fund	703,674	38,112	5,000	17,114	43	795	737,624	50.2%
Fidelity Securities Lending Cash Central Fund 5.39%	-	285,992	283,527	7	-	-	2,465	0.0%
Total	3,009,203	1,216,097	1,155,078	48,986	(212)	21,487	3,091,497

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.Corporate Bonds, U.S. Government and Government Agency Obligations, Foreign Government and Government Agency Obligations, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing services, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

The U.S. dollar value of forward foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using service or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Credit Risk
The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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